Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Feb. 28, 2013
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Fundamental Emerging Markets Equity Funds

Class A Shares, Class C Shares, Institutional Shares and Class IR Shares

of the

Goldman Sachs N-11 Equity Fund (the "Fund")

Supplement dated October 16, 2013 to the

Prospectus dated February 28, 2013, as supplemented to date (the "Prospectus")

On October 15, 2013, shareholders of the Fund approved a proposal to change the Fund's industry concentration policy to permit (but not require) the Fund to invest up to 35% of its total assets in the securities of issuers conducting their principal business activities in the same industry if, at the time of investment, that industry represents 20% or more of the Fund's benchmark index.

Effective immediately, the Fund's Prospectus is revised as follows:

The following is added after the seventh paragraph in the "Goldman Sachs N-11 Equity Fund—Summary—Principal Strategies" section and after the eighth paragraph in the "Investment Management Approach—Principal Investment Strategies—N-11 Equity Fund" section of the Prospectus:

The Fund will not invest more than 25% of the value of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry, except that, to the extent that an industry represents 20% or more of the Fund's benchmark index at the time of investment, the Fund may invest up to 35% of its assets in that industry.

The following is added as the second risk in the "Goldman Sachs N-11 Equity Fund—Summary—Principal Risks of the Fund" section of the Prospectus:

Industry Concentration Risk.   The Fund will not invest more than 25% of the value of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry, except that, to the extent that an industry represents 20% or more of the Fund's benchmark index at the time of investment, the Fund may invest up to 35% of its assets in that industry. Concentrating Fund investments in a limited number of issuers conducting business in the same industry will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments affecting that industry than if its investments were not so concentrated.

GOLDMAN SACHS N-11 EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Fundamental Emerging Markets Equity Funds

Class A Shares, Class C Shares, Institutional Shares and Class IR Shares

of the

Goldman Sachs N-11 Equity Fund (the "Fund")

Supplement dated October 16, 2013 to the

Prospectus dated February 28, 2013, as supplemented to date (the "Prospectus")

On October 15, 2013, shareholders of the Fund approved a proposal to change the Fund's industry concentration policy to permit (but not require) the Fund to invest up to 35% of its total assets in the securities of issuers conducting their principal business activities in the same industry if, at the time of investment, that industry represents 20% or more of the Fund's benchmark index.

Effective immediately, the Fund's Prospectus is revised as follows:

The following is added after the seventh paragraph in the "Goldman Sachs N-11 Equity Fund—Summary—Principal Strategies" section and after the eighth paragraph in the "Investment Management Approach—Principal Investment Strategies—N-11 Equity Fund" section of the Prospectus:

The Fund will not invest more than 25% of the value of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry, except that, to the extent that an industry represents 20% or more of the Fund's benchmark index at the time of investment, the Fund may invest up to 35% of its assets in that industry.

The following is added as the second risk in the "Goldman Sachs N-11 Equity Fund—Summary—Principal Risks of the Fund" section of the Prospectus:

Industry Concentration Risk.   The Fund will not invest more than 25% of the value of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry, except that, to the extent that an industry represents 20% or more of the Fund's benchmark index at the time of investment, the Fund may invest up to 35% of its assets in that industry. Concentrating Fund investments in a limited number of issuers conducting business in the same industry will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments affecting that industry than if its investments were not so concentrated.